Related Parties - Disclosure of Transactions with Related Parties (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	R 3	R 11
Purchases and services acquired from related parties	44	47
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	3	11
Directors
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	4	6
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	R 40	R 41